Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows. The Company currently does not have any material legal proceedings.

Capital commitment

The Company entered into a subcontract agreement for the construction of a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for our premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The total future minimum capital commitment contracted as of September 30, 2025 are payables as follows:

Twelve months ending September 30,
2026	$3,955,251
2027	-
2028	96,636
2029	-
2030	-
Thereafter	193,272
$4,245,159